Consolidated Statements of Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	$ 347,232	¥ 2,428,226	¥ 2,118,982	¥ 1,638,736
Cost of revenues	(259,288)	(1,813,226)	(1,570,276)	(1,116,720)
Gross profit	87,944	615,000	548,706	522,016
Operating expenses
Research and development expenses	(23,679)	(165,593)	(142,884)	(148,879)
Selling and marketing expenses	(39,708)	(277,681)	(211,173)	(214,610)
General and administrative expenses	(12,315)	(86,123)	(70,807)	(57,346)
Total operating expenses	(75,702)	(529,397)	(424,864)	(420,835)
Other income, net	6,142	42,951	32,492	8,887
Income from operations	18,384	128,554	156,334	110,068
Interest income and short-term investment income, net	3,794	26,533	5,264	16,831
Other non-operating income (loss)	(71)	(500)		3,164
Income before income tax expenses	22,107	154,587	161,598	130,063
Income tax expenses	(1,810)	(12,658)	(16,913)	(13,588)
Net income from continuing operations	20,297	141,929	144,685	116,475
Net loss from discontinued operations			(82,341)	(205,808)
Net (loss) income	20,297	141,929	62,344	(89,333)
Less: Net (loss) income attributable to the non-controlling interest shareholders	41	285	(1,070)	(4,659)
Net (loss) income attributable to ordinary shareholders of the Company	20,256	141,644	63,414	(84,674)
Net income from continuing operations attributable to ordinary shareholders of the Company	20,256	141,644	144,364	116,768
Net loss from discontinued operations attributable to ordinary shareholders of the Company			(80,950)	(201,442)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment	(1,910)	(13,359)	16,607	10,007
Total comprehensive (loss) income attributable to ordinary shareholders of the Company	$ 18,346	¥ 128,285	¥ 80,021	¥ (74,667)
Net (loss) income per share attributable to ordinary shareholders of the Company
-Basic | (per share)	$ 0.10	¥ 0.69	¥ 0.31	¥ (0.41)
Continuing Operations | (per share)	0.10	0.69	0.70	0.57
Discontinued Operations | (per share)	(0)		(0.39)	(0.98)
-Diluted | (per share)	0.10	0.67	0.31	(0.41)
Continuing Operations | (per share)	0.10	0.67	0.70	0.56
Discontinued Operations | (per share)			¥ (0.39)	¥ (0.97)
Weighted average number of ordinary shares used in calculating net (loss) income per share
Continuing Operations	203,997,871	203,997,871	204,787,786	206,387,105
Discontinued Operations			204,787,786	206,387,105
Continuing Operations	210,920,493	210,920,493	206,690,917	207,667,763
Discontinued Operations			206,690,917	207,667,763
Related Party [Member]
Net revenues:
Total net revenues	$ 316,711	¥ 2,214,789	¥ 1,819,098	¥ 1,292,880
Operating expenses
Selling and marketing expenses | ¥		(58,455)	(20,799)	(25,308)
Nonrelated Party [Member]
Net revenues:
Total net revenues	$ 30,521	¥ 213,437	¥ 299,884	¥ 345,856